SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Disclosure of operating segments

	December 31, 2021			December 31, 2020
	Total non- current assets	Total assets	Total liabilities	Total non- current assets	Total assets	Total liabilities
Gold mines
Burkina Faso	$860.0	$1,153.4	$275.4	$976.9	$1,332.5	$284.4
Suriname	579.5	730.0	315.7	698.5	1,003.4	399.0
Canada	339.8	368.7	260.7	331.7	349.0	205.9
Total gold mines	1,779.3	2,252.1	851.8	2,007.1	2,684.9	889.3
Côté Gold project	1,022.8	1,118.1	109.0	566.8	618.2	35.6
Exploration and evaluation and development	120.0	148.3	9.4	85.7	234.3	11.6
Corporate	98.4	453.1	684.3	99.2	616.9	672.3
Total	$3,020.5	$3,971.6	$1,654.5	$2,758.8	$4,154.3	$1,608.8
Year ended December 31, 2021

	Consolidated statements of earnings (loss) information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment (Reversal)	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$813.9	$472.1	$251.6	$—	$1.2	$—	$5.6	$83.4	$135.6
Suriname	276.2	260.1	75.6	—	3.0	190.1	14.1	(266.7)	98.6
Canada[5]	61.6	77.0	11.3	—	—	—	67.2	(93.9)	14.3
Total gold mines	1,151.7	809.2	338.5	—	4.2	190.1	86.9	(277.2)	248.5
Côté Gold project	—	—	—	0.9	2.9	—	—	(3.8)	343.0
Exploration and evaluation and development	—	—	—	0.3	31.0	—	0.4	(31.7)	33.6
Corporate[6]	—	—	1.3	40.8	—	15.0	4.7	(61.8)	0.6
Total	$1,151.7	$809.2	$339.8	$42.0	$38.1	$205.1	$92.0	$(374.5)	$625.7
1.Excludes depreciation expense.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.
3.Includes depreciation expense relating to corporate and exploration and evaluation assets.
4.Includes cash expenditures for property, plant and equipment and exploration and evaluation assets.
5.Changes in asset retirement obligation for Doyon closed site included in other expenses.
6.Includes earnings from royalty interests.

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1.The Côté Gold project is considered a separate operating segment following the decision to proceed with construction in July 2020 as the financial information for the project is reviewed regularly by the Company’s CODM to assess the performance of the project and to make resource allocation decisions. The segment includes the financial information of the Côté unincorporated joint venture (the "Côté UJV") as well as other financial information for the Côté Gold project outside of the Côté UJV.
Year ended December 31, 2020

	Consolidated statements of earnings (loss) information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment (Reversal)	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$715.0	$408.0	$166.7	$—	$—	$(45.8)	$14.8	$171.3	$113.7
Suriname	380.5	231.1	70.8	—	3.4	—	28.7	46.5	67.8
Canada	146.2	95.6	17.5	—	—	—	29.0	4.1	21.2
Total gold mines	1,241.7	734.7	255.0	—	3.4	(45.8)	72.5	221.9	202.7
Côté Gold project	—	—	—	—	2.7	—	—	(2.7)	73.1
Exploration and evaluation and development[5]	—	—	—	—	21.8	—	0.7	(22.5)	16.1
Corporate[6]	—	—	1.7	46.8	—	—	2.8	(51.3)	0.8
Total	$1,241.7	$734.7	$256.7	$46.8	$27.9	$(45.8)	$76.0	$145.4	$292.7
1.Excludes depreciation expense.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.
3.Includes depreciation expense relating to corporate and exploration and evaluation assets.
4.Includes cash expenditures for property, plant and equipment, exploration and evaluation assets.
5.Closed site costs on exploration and evaluation properties included in other expenses.
6.Includes earnings from royalty interests.